Long-term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Long-tem Incentive Plan
26.	LONG-TERM INCENTIVE PLAN
	Opening balance	11.5	2.1
	Charge to income statement	51.3	9.1
	Salares Norte project costs capitalised	0.6	—
	Translation adjustment	3.8	0.3
	Balance at end of the year 2	67.2	11.5
	Current portion of long-term incentive plan	(33.8)	—

	Non-current portion of long-term incentive plan	33.4	11.5

1
The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’ workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”) as well as noise induced hearing loss (“NIHL”)).

A consolidated application was brought against several South African mining companies, including Gold Fields, for certification of a class action on behalf of current or former mineworkers (and their dependants) who have allegedly contracted silicosis and/or tuberculosis while working for one or more of the mining companies listed in the application.
This matter was previously disclosed as a contingent liability as the amount could not be estimated reliably. As a result of the ongoing work of the Gold Working Group (comprising African Rainbow Minerals, Anglo American SA, AngloGold Ashanti, Gold Fields, Harmony and Sibanye-Stillwater) (the “GWG Parties”) and engagements with affected stakeholders since 31 December 2016, Gold Fields was able to realibly estimate its share in the estimated cost in relation to the GWG Parties of a possible settlement of the class action claims and related costs during 2017. As a result, Gold Fields provided an amount of US$18.3 million (R268.6 million) (2019: US$21.2 million (R297.1 million)) for this obligation in the statement of financial position at 31 December 2020. The nominal amount of this provision is US$23.1 million (R339.3 million). Gold Fields believes that this remains a reasonable estimte of its share of the settlement of the class action claims and related costs.
The assumptions that were made in the determination of the provision include silicosis prevalence rates, estimated settlement per claimant, benefit take-up
rates and disease progression rates. A discount rate of 6.67% (2019: 10.08%) was used, based on government bonds with similar terms to the anticipated settlements.
Refer note 35 for further details.

2
Senior and middle management receive awards under the LTIP. The performance conditions of the LTIP are approved annually by the Remuneration Committee. For the 2018, 2019 and 2020 allocations, regional performance conditions are based on regional specific targets and performance conditions for corporate employees are based on the same conditions as the share-based payments plan, refer note 5. The expected timing of the cash outflows in respect of each grant is at the end of three years after the original award was made.